Equity - Summary of Stock Options Granted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numbers of Shares Underlying Options
Outstanding at beginning of year (in shares)	708,400	1,103,242	1,313,155
Expired (in shares)	(152,245)	(394,842)	(209,913)
Outstanding at end of year (in shares)	556,155	708,400	1,103,242
Exercisable at end of year (in shares)	556,155	708,400	1,103,242
Weighted Average Exercise Price
Outstanding at beginning of year (usd per share)	$ 30.90	$ 28.74	$ 29.51
Expired (usd per share)	32.78	24.85	33.56
Outstanding at end of year (usd per share)	30.39	30.90	28.74
Exercisable at end of year (usd per share)	$ 30.39	$ 30.90	$ 28.74
Aggregate intrinsic value of options outstanding and exercisable	$ 0